Financial instruments (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
Loans And Receivables Including Cash [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets		R$ 3,751	R$ 8,274
Loans And Receivables Including Cash [Member] | Related Parties Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets		301	517
Loans And Receivables Including Cash [Member] | Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1,314	1,589
Loans And Receivables Including Cash [Member] | Others Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets			9
Loans And Receivables Including Cash [Member] | Financial Iinstruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial assets			1
Loans And Receivables Including Cash [Member] | Financial Instruments About Lease Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial assets			9
Loans And Receivables Including Cash [Member] | Suppliers Financial Instruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial assets			15
Loans And Receivables Including Cash [Member] | Others Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets			2
Loans And Receivables Including Cash [Member] | Trade Receivables With Credit Card Companies And Sales Vouchers [Member]
IfrsStatementLineItems [Line Items]
Financial assets		109	95
Loans And Receivables Including Cash [Member] | Others Assets 2 [Member]
IfrsStatementLineItems [Line Items]
Financial assets			28
Other Financial Liabilities Amortized Cost [Member] | Related Parties Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(358)	(467)
Other Financial Liabilities Amortized Cost [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(3,123)	(10,078)
Other Financial Liabilities Amortized Cost [Member] | Financing For Purchase Of Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(112)	(250)
Other Financial Liabilities Amortized Cost [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(2,679)	(4,613)
Other Financial Liabilities Amortized Cost [Member] | Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(2,714)	(3,973)
Other Financial Liabilities Amortized Cost [Member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(4,037)	(6,118)
Fair Value Through Profit Or Loss [Member] | Borrowings And Financing Including Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(412)	(459)
Fair Value Through Profit Or Loss [Member] | Financial Instruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(58)	(7)
Fair Value Through Profit Or Loss [Member] | Financial Instruments About Lease Fair Value Hedge Liabilities Side [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Fair Value Through Profit Or Loss [Member] | Suppliers Financial Instruments Fair Value Hedge Liabilities Side [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities			(1)
Fair Value Through Profit Or Loss [Member] | Disco Group Put Option [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	[1]		R$ (701)

[1]	See note 18.3.